WARRANT DERIVATIVE (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		6 Months Ended
	May 15, 2018	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2019	Feb. 28, 2018	Aug. 31, 2018
Statements [Line Items]
Warrants granted, value	$ 1,171
Unit issuance costs attributed to warrants	$ 157
Warrants, market price		$ 0.02		$ 0.02		$ 0.005
Warrants outstanding, value				$ 2,646
Loss on warrant derivative				1,913
Loss (Gain) on fair value embedded derivatives and warrants		$ 155	$ 123	$ 2,428	$ (1,929)